ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Syngenta Seedcare agreement (Details) - Agreement with Syngenta Crop Protection AG $ in Millions	Sep. 12, 2022 USD ($)
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Agreement term	10 years
Upfront payment received	$ 50
Minimum profit target	$ 230
Rolling period to receive minimum profits	2 years
Bottom of range [Member]
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Percentage of profits will receive	30.00%
Top of range [member]
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Funding to be contributed by Syngenta (as a percent)	70.00%
Percentage of profits will receive	50.00%